Angel Oak High Yield Opportunities ETF
Schedule of Investments
April 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS - 83.6%	Par	Value
Basic Materials - 7.9%
Axalta Coating Systems Dutch Holding B B.V., 7.25%, 02/15/2031 (a)	$250,000	$259,180
Capstone Copper Corp., 6.75%, 03/31/2033 (a)	100,000	98,329
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027	400,000	395,016
6.75%, 04/15/2030 (a)	500,000	482,095
7.00%, 03/15/2032 (a)	250,000	235,184
Consolidated Energy Finance SA
6.50%, 05/15/2026 (a)	500,000	482,493
5.63%, 10/15/2028 (a)	200,000	156,214
12.00%, 02/15/2031 (a)	700,000	631,909
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028 (a)	1,200,000	1,160,974
First Quantum Minerals Ltd., 8.00%, 03/01/2033 (a)	200,000	198,126
Hecla Mining Co., 7.25%, 02/15/2028	500,000	501,735
Magnera Corp., 7.25%, 11/15/2031 (a)	800,000	757,288
Mercer International, Inc., 5.13%, 02/01/2029	750,000	617,899
Methanex Corp., 5.25%, 12/15/2029	500,000	475,469
Methanex US Operations, Inc., 6.25%, 03/15/2032 (a)	500,000	473,961
NOVA Chemicals Corp., 8.50%, 11/15/2028 (a)	200,000	211,035
Novelis Corp., 4.75%, 01/30/2030 (a)	350,000	325,817
Olin Corp., 6.63%, 04/01/2033 (a)	550,000	522,556
Taseko Mines Ltd., 8.25%, 05/01/2030 (a)	1,000,000	1,010,956
		8,996,236

Communications - 5.0%
Cars.com, Inc., 6.38%, 11/01/2028 (a)	500,000	491,655
CMG Media Corp., 8.88%, 06/18/2029 (a)	250,000	219,375
Consolidated Communications, Inc., 6.50%, 10/01/2028 (a)	500,000	492,095
CSC Holdings LLC, 5.50%, 04/15/2027 (a)	500,000	465,068
Cumulus Media New Holdings, Inc., 8.00%, 07/01/2029 (a)	509,000	142,520
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.88%, 08/15/2027 (a)	1,000,000	967,389
10.00%, 02/15/2031 (a)	550,000	521,257
Gen Digital, Inc., 6.25%, 04/01/2033 (a)	500,000	499,901
Gray Media, Inc., 5.38%, 11/15/2031 (a)	1,000,000	597,540
Lamar Media Corp., 4.88%, 01/15/2029	250,000	242,960
Nexstar Media, Inc., 5.63%, 07/15/2027 (a)	500,000	495,766
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 08/15/2027 (a)	250,000	245,193
Univision Communications, Inc., 6.63%, 06/01/2027 (a)	250,000	242,149
Urban One, Inc., 7.38%, 02/01/2028 (a)	200,000	96,218
		5,719,086

Consumer, Cyclical - 9.8%
Adient Global Holdings Ltd., 7.50%, 02/15/2033 (a)	500,000	474,202
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026 (a)	166,667	165,695
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029	1,000,000	878,471
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)	1,000,000	924,168
6.50%, 02/15/2032 (a)	100,000	100,610
Carnival Corp., 6.00%, 05/01/2029 (a)	350,000	348,312
Champ Acquisition Corp., 8.38%, 12/01/2031 (a)	600,000	633,586
Cinemark USA, Inc., 7.00%, 08/01/2032 (a)	1,000,000	1,023,529
FirstCash, Inc., 4.63%, 09/01/2028 (a)	500,000	485,241
Goodyear Tire & Rubber Co., 5.00%, 07/15/2029	797,000	758,961
Installed Building Products, Inc., 5.75%, 02/01/2028 (a)	100,000	98,378
LCM Investments Holdings LLC, 8.25%, 08/01/2031 (a)	100,000	104,691
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	250,000	242,975
3.88%, 06/01/2029 (a)	500,000	464,824
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028	500,000	474,378
NCL Corp. Ltd.
5.88%, 03/15/2026 (a)	46,000	45,801
6.25%, 03/01/2030 (a)	500,000	488,182
New Red Finance, Inc., 4.38%, 01/15/2028 (a)	250,000	242,299
Phinia, Inc., 6.75%, 04/15/2029 (a)	495,000	500,903
Resideo Funding, Inc., 6.50%, 07/15/2032 (a)	500,000	496,619
Saks Global Enterprises LLC, 11.00%, 12/15/2029 (a)	550,000	334,212
Sally Holdings LLC / Sally Capital, Inc., 6.75%, 03/01/2032	900,000	907,719
STL Holding Co. LLC, 8.75%, 02/15/2029 (a)	450,000	457,543
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.50%, 06/01/2028 (a)	100,000	97,792
White Cap Buyer LLC, 6.88%, 10/15/2028 (a)	500,000	487,717
		11,236,808

Consumer, Non-cyclical - 13.0%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033 (a)	600,000	600,228
B&G Foods, Inc., 8.00%, 09/15/2028 (a)	400,000	397,354
Belron UK Finance PLC, 5.75%, 10/15/2029 (a)	250,000	249,930
Chobani Holdco LLC, 8.75% (includes 9.50% PIK), 10/01/2029 (a)	312,587	332,021
Concentra Escrow Issuer Corp., 6.88%, 07/15/2032 (a)	600,000	615,028
DaVita, Inc., 6.88%, 09/01/2032 (a)	900,000	909,361
Dcli Bidco LLC, 7.75%, 11/15/2029 (a)	500,000	466,313
EquipmentShare.com, Inc., 9.00%, 05/15/2028 (a)	500,000	509,526
Fiesta Purchaser, Inc., 9.63%, 09/15/2032 (a)	500,000	524,066
Herc Holdings, Inc., 6.63%, 06/15/2029 (a)	250,000	247,267
Hertz Global Holdings, Inc., 12.63%, 07/15/2029 (a)	350,000	340,765
Insulet Corp., 6.50%, 04/01/2033 (a)	250,000	255,260
Korn Ferry, 4.63%, 12/15/2027 (a)	250,000	242,128
Matthews International Corp., 8.63%, 10/01/2027 (a)	250,000	259,420
Medline Borrower LP, 5.25%, 10/01/2029 (a)	1,000,000	950,618
Molina Healthcare, Inc., 6.25%, 01/15/2033 (a)	550,000	546,225
NESCO Holdings, Inc., 5.50%, 04/15/2029 (a)	100,000	90,800
Performance Food Group, Inc.
4.25%, 08/01/2029 (a)	500,000	473,922
6.13%, 09/15/2032 (a)	250,000	250,387
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	1,000,000	993,299
Post Holdings, Inc.
6.25%, 02/15/2032 (a)	250,000	252,250
6.38%, 03/01/2033 (a)	1,000,000	991,258
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.38%, 08/31/2027 (a)	250,000	238,716
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031 (a)	500,000	488,923
Simmons Foods, Inc., 4.63%, 03/01/2029 (a)	550,000	511,730
Sotheby's, 7.38%, 10/15/2027 (a)	300,000	283,069
Sotheby's/Bidfair Holdings, Inc., 5.88%, 06/01/2029 (a)	500,000	427,623
TreeHouse Foods, Inc., 4.00%, 09/01/2028	600,000	538,964
Upbound Group, Inc., 6.38%, 02/15/2029 (a)	500,000	472,486
US Foods, Inc., 7.25%, 01/15/2032 (a)	200,000	209,472
VT Topco, Inc., 8.50%, 08/15/2030 (a)	1,100,000	1,152,236
		14,820,645

Diversified - 0.5%
Stena International SA, 7.25%, 01/15/2031 (a)	625,000	617,548

Energy - 16.1%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/2029 (a)	700,000	723,319
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.75%, 01/15/2028 (a)	1,250,000	1,243,631
6.63%, 02/01/2032 (a)	100,000	101,143
Archrock Partners LP / Archrock Partners Finance Corp.
6.88%, 04/01/2027 (a)	252,000	251,887
6.63%, 09/01/2032 (a)	800,000	796,351
Aris Water Holdings LLC, 7.25%, 04/01/2030 (a)	450,000	446,972
Borr IHC Ltd. / Borr Finance LLC, 10.38%, 11/15/2030 (a)	190,291	164,735
Calumet Specialty Products Partners LP / Calumet Finance Corp.
8.13%, 01/15/2027 (a)	600,000	563,251
9.75%, 07/15/2028 (a)	200,000	179,189
Comstock Resources, Inc.
6.75%, 03/01/2029 (a)	100,000	95,461
5.88%, 01/15/2030 (a)	700,000	634,624
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/2028 (a)	250,000	250,402
Genesis Energy LP / Genesis Energy Finance Corp.
8.25%, 01/15/2029	475,000	483,208
8.00%, 05/15/2033	250,000	242,836
Greenfire Resources Ltd., 12.00%, 10/01/2028 (a)	200,000	211,276
Gulfport Energy Operating Corp., 6.75%, 09/01/2029 (a)	430,000	424,298
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029 (a)	350,000	354,714
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/2029 (a)	900,000	843,554
Kinetik Holdings LP, 5.88%, 06/15/2030 (a)	250,000	244,519
Kodiak Gas Services LLC, 7.25%, 02/15/2029 (a)	500,000	508,286
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031 (a)	500,000	460,187
New Fortress Energy, Inc., 6.50%, 09/30/2026 (a)	500,000	410,091
Northriver Midstream Finance LP, 6.75%, 07/15/2032 (a)	100,000	99,477
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 02/15/2028	500,000	441,793
Rockies Express Pipeline LLC, 6.75%, 03/15/2033 (a)	100,000	101,728
Shelf Drilling Holdings Ltd., 9.63%, 04/15/2029 (a)	1,000,000	708,853
SunCoke Energy, Inc., 4.88%, 06/30/2029 (a)	1,000,000	919,745
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/2030 (a)	1,000,000	932,161
TransMontaigne Partners LLC, 8.50%, 06/15/2030 (a)	250,000	251,985
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 09/01/2027	750,000	744,360
7.13%, 03/15/2029 (a)	625,000	631,669
Venture Global Calcasieu Pass LLC
4.13%, 08/15/2031 (a)	250,000	224,845
3.88%, 11/01/2033 (a)	250,000	211,128
Venture Global LNG, Inc.
9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual (a)	1,500,000	1,290,682
8.38%, 06/01/2031 (a)	700,000	675,700
Warrior Met Coal, Inc., 7.88%, 12/01/2028 (a)	1,009,000	1,019,010
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/2029 (a)	500,000	458,750
		18,345,820

Financial - 18.1%
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp., 5.25%, 04/15/2030 (a)	500,000	367,882
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029 (a)	600,000	623,804
Credit Acceptance Corp., 6.63%, 03/15/2030 (a)	600,000	589,851
Encore Capital Group, Inc., 8.50%, 05/15/2030 (a)	500,000	519,198
EZCORP, Inc., 7.38%, 04/01/2032 (a)	250,000	262,348
Freedom Mortgage Corp., 7.63%, 05/01/2026 (a)	500,000	499,110
Freedom Mortgage Holdings LLC
9.25%, 02/01/2029 (a)	1,100,000	1,121,522
8.38%, 04/01/2032 (a)	1,000,000	979,015
GGAM Finance Ltd.
8.00%, 02/15/2027 (a)	500,000	513,775
6.88%, 04/15/2029 (a)	450,000	460,668
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027 (a)	1,100,000	1,097,390
goeasy Ltd.
4.38%, 05/01/2026 (a)	500,000	493,133
9.25%, 12/01/2028 (a)	200,000	209,562
7.63%, 07/01/2029 (a)	900,000	908,201
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026 (a)	750,000	728,164
Jane Street Group / JSG Finance, Inc., 6.13%, 11/01/2032 (a)	500,000	491,885
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 6.63%, 10/15/2031 (a)	250,000	245,182
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029 (a)	400,000	419,675
LD Holdings Group LLC, 6.13%, 04/01/2028 (a)	400,000	329,659
LPL Holdings, Inc., 4.63%, 11/15/2027 (a)	500,000	497,884
Macquarie Airfinance Holdings Ltd.
8.13%, 03/30/2029 (a)	200,000	209,327
6.50%, 03/26/2031 (a)	200,000	205,608
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 03/15/2031	500,000	331,885
Nationstar Mortgage Holdings, Inc.
6.00%, 01/15/2027 (a)	650,000	650,834
6.50%, 08/01/2029 (a)	750,000	763,023
OneMain Finance Corp.
7.50%, 05/15/2031	250,000	253,791
7.13%, 11/15/2031	500,000	502,570
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (a)	1,200,000	1,230,408
PennyMac Financial Services, Inc., 5.75%, 09/15/2031 (a)	450,000	429,056
PHH Corp., 9.88%, 11/01/2029 (a)	600,000	581,010
PRA Group, Inc.
5.00%, 10/01/2029 (a)	500,000	456,036
8.88%, 01/31/2030 (a)	100,000	103,113
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/2032 (a)	300,000	299,297
Starwood Property Trust, Inc.
7.25%, 04/01/2029 (a)	200,000	207,655
6.00%, 04/15/2030 (a)	900,000	890,468
StoneX Group, Inc., 7.88%, 03/01/2031 (a)	1,000,000	1,042,072
United Wholesale Mortgage LLC, 5.50%, 04/15/2029 (a)	500,000	484,727
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 6.50%, 02/15/2029 (a)	500,000	458,038
Walker & Dunlop, Inc., 6.63%, 04/01/2033 (a)	250,000	254,532
		20,711,358

Industrial - 11.4%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030 (a)	500,000	508,210
Axon Enterprise, Inc., 6.25%, 03/15/2033 (a)	500,000	510,864
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032 (a)	550,000	537,264
Builders FirstSource, Inc.
5.00%, 03/01/2030 (a)	250,000	240,126
6.38%, 03/01/2034 (a)	500,000	496,892
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032 (a)	600,000	613,990
Coherent Corp., 5.00%, 12/15/2029 (a)	500,000	479,379
Fortress Transportation and Infrastructure Investors LLC, 5.88%, 04/15/2033 (a)	1,200,000	1,149,487
Genesee & Wyoming, Inc., 6.25%, 04/15/2032 (a)	300,000	304,335
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029 (a)	1,050,000	959,632
Knife River Corp., 7.75%, 05/01/2031 (a)	800,000	837,642
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030 (a)	100,000	90,367
Moog, Inc., 4.25%, 12/15/2027 (a)	250,000	241,389
Mueller Water Products, Inc., 4.00%, 06/15/2029 (a)	300,000	281,971
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031 (a)	750,000	745,723
Quikrete Holdings, Inc., 6.75%, 03/01/2033 (a)	700,000	703,231
Reworld Holding Corp., 5.00%, 09/01/2030	500,000	460,238
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029 (a)	200,000	189,971
Sealed Air Corp., 6.50%, 07/15/2032 (a)	400,000	407,162
Sealed Air Corp./Sealed Air Corp. US, 7.25%, 02/15/2031 (a)	100,000	104,260
Seaspan Corp., 5.50%, 08/01/2029 (a)	700,000	639,673
Sensata Technologies BV, 5.88%, 09/01/2030 (a)	250,000	243,638
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/2028 (a)	500,000	489,097
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (a)	600,000	608,006
Stonepeak Nile Parent LLC, 7.25%, 03/15/2032 (a)	100,000	101,625
Trinity Industries, Inc., 7.75%, 07/15/2028 (a)	100,000	103,173
Vertiv Group Corp., 4.13%, 11/15/2028 (a)	500,000	483,475
XPO, Inc., 7.13%, 06/01/2031 (a)	500,000	512,342
		13,043,162

Technology - 0.6%
Zebra Technologies Corp., 6.50%, 06/01/2032 (a)	700,000	703,942

Utilities - 1.2%
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/2028 (a)	250,000	237,705
NRG Energy, Inc., 6.25%, 11/01/2034 (a)	500,000	499,614
Pike Corp., 8.63%, 01/31/2031 (a)	225,000	236,325
Vistra Operations Co. LLC
7.75%, 10/15/2031 (a)	100,000	105,805
6.88%, 04/15/2032 (a)	250,000	259,149
		1,338,598
TOTAL CORPORATE OBLIGATIONS (Cost $99,245,029)		95,533,203

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 6.2%	Par	Value
Bellemeade Re Ltd., Series 2024-1, Class B1, 9.90% (30 day avg SOFR US + 5.55%), 08/25/2034 (a)	500,000	519,214
Citigroup Mortgage Loan Trust, Inc., Series 2024-1, Class B5, 6.75%, 07/25/2054 (a)(b)	1,016,000	848,624
JP Morgan Mortgage Trust, Series 2020-3, Class B4, 3.83%, 08/25/2050 (a)(b)	678,390	604,723
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class B5, 6.81%, 07/25/2054 (a)(b)	1,160,000	972,412
Progress Residential Trust, Series 2021-SFR9, Class F, 4.05%, 11/17/2040 (a)	500,000	483,681
PRPM LLC
Series 2024-2, Class A2, 10.04%, 03/25/2029 (a)(c)	500,000	515,206
Series 2024-NQM3, Class B1, 7.48%, 08/25/2069 (a)(b)	1,000,000	1,002,706
Radnor RE Ltd., Series 2024-1, Class B1, 9.50% (30 day avg SOFR US + 5.15%), 09/25/2034 (a)	500,000	517,349
Rate Mortgage Trust, Series 2024-J1, Class B5, 6.49%, 07/25/2054 (a)(b)	929,000	730,566
Rithm Capital Corp., Series 2015-1A, Class B6, 5.21%, 05/28/2052 (a)(b)	1,238,739	899,284
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $7,069,825)		7,093,765

ASSET-BACKED SECURITIES - 3.5%	Par	Value
Automobile - 1.9%
Avis Budget Car Rental LLC, Series 2024-2A, Class D, 7.43%, 10/20/2028 (a)	500,000	503,050
CPS Auto Trust, Series 2024-B, Class E, 8.36%, 11/17/2031 (a)	200,000	206,384
Exeter Automobile Receivables Trust
Series 2022-2A, Class E, 6.34%, 10/15/2029 (a)	200,000	184,667
Series 2023-2A, Class E, 9.75%, 11/15/2030 (a)	200,000	215,249
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class D, 9.60% (30 day avg SOFR US + 5.25%), 05/20/2032 (a)	160,979	163,534
SBNA Auto Receivables Trust, Series 2024-A, Class E, 8.00%, 04/15/2032 (a)	200,000	206,314
Strike Acceptance Auto Funding Trust, Series 2023-1A, Class A, 8.00%, 05/15/2026 (a)	94,221	94,401
Tricolor Auto Securitization Trust
Series 2023-1A, Class E, 13.45%, 06/15/2028 (a)	100,000	105,578
Series 2023-1A, Class F, 16.00%, 06/17/2030 (a)	200,000	210,984
Veros Automobile Receivables Trust, Series 2024-1, Class D, 9.87%, 05/15/2031 (a)	250,000	264,209
		2,154,370

Consumer - 1.1%
Affirm, Inc.
Series 2023-B, Class E, 11.32%, 09/15/2028 (a)	200,000	203,304
Series 2024-A, Class E, 9.17%, 02/15/2029 (a)	100,000	101,060
Marlette Funding Trust, Series 2023-1A, Class D, 8.15%, 04/15/2033 (a)	250,000	254,234
Pagaya AI Debt Selection Trust
Series 2024-11, Class E, 10.33%, 07/15/2032 (a)	199,977	198,452
Series 2025-1, Class E, 10.08%, 07/15/2032 (a)	250,000	245,158
Purchasing Power Funding, Series 2024-A, Class E, 10.18%, 08/15/2028 (a)	200,000	204,247
Upstart Securitization Trust, Series 2023-1, Class C, 11.10%, 02/20/2033 (a)	100,000	102,089
		1,308,544

Equipment - 0.5%
Octane Receivables Trust
Series 2024-1A, Class E, 7.82%, 08/20/2031 (a)	200,000	198,697
Series 2024-2A, Class E, 9.04%, 07/20/2032 (a)	200,000	205,990
Series 2024-RVM1, Class E, 8.42%, 01/22/2046 (a)	173,000	172,624
		577,311
TOTAL ASSET-BACKED SECURITIES (Cost $3,971,345)		4,040,225

COMMON STOCKS - 0.2%	Shares	Value
Energy - 0.2%
Enviva Escrow (d)(e)	400,000	0
Enviva LLC (e)	14,555	225,602
		225,602
TOTAL COMMON STOCKS (Cost $502,758)		225,602

SHORT-TERM INVESTMENTS - 5.6%	Shares	Value
Money Market Funds - 5.6%
First American Government Obligations Fund - Class U, 4.27% (f)	6,461,375	6,461,375
TOTAL SHORT-TERM INVESTMENTS (Cost $6,461,375)		6,461,375

TOTAL INVESTMENTS - 99.1% (Cost $117,250,332)		113,354,170
Other Assets in Excess of Liabilities - 0.9%		1,007,951
TOTAL NET ASSETS - 100.0%		$114,362,121
two		–%
Percentages are stated as a percent of net assets.		–%

CMT - Constant Maturity Treasury
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025, the value of these securities total $96,421,641 or 84.3% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of April 30, 2025.

(c)	Step coupon bond. The rate disclosed is as of April 30, 2025.
(d)
As of April 30, 2025, the Fund has fair valued these securities under the procedures established by Angel Oak Capital Advisors, LLC as Valuation Designee pursuant to Rule 2a-5 under the Investment Company Act of 1940. The value of these securities amounted to $0 or 0.0% of net assets. Value determined using significant unobservable inputs.

(e)	Non-income producing security.
(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund record its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities. Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, mortgage-backed securities, collateralized loan obligations, corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter (“OTC”) markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of April 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$–	$95,533,203	$–	$95,533,203
Residential Mortgage-Backed Securities	–	7,093,765	–	7,093,765
Asset-Backed Securities	–	4,040,225	–	4,040,225
Common Stocks	–	225,602	0	225,602
Short-Term Investments	6,461,375	–	–	6,461,375
Total	$6,461,375	$106,892,795	$0	$113,354,170

See the Schedule of Investments for further disaggregation of investment categories. Level 3 holdings as of April 30, 2025, are immaterial and no further quantitative information about Level 3 Fair Value Measurements has been included.